Investment Strategy	Oct. 29, 2026
Brandywine Large Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to equity securities of large-cap U.S. companies (“large-cap U.S. equity securities”) (“Equity Strategy”). The Fund obtains this exposure primarily through investments in other ETFs, rather than through direct investments in individual equity securities. However, initially it may be seeded and invested in primarily in individual equity securities. The Fund considers large-cap U.S. companies to be those companies listed or domiciled in the U.S. with a market capitalization of $10 billion or more at the time of purchase. In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), has determined are most closely correlated with the Fund’s Equity Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation and volatility relative to the Fund’s core exposure to large-cap U.S. equity securities (the “Return Driver Diversifier Portfolio”).

For the Equity Strategy, the Fund primarily invests in other ETFs that provide exposure to one or more indices comprised of large-cap U.S. equity securities (each, an “LC Index”), each of which is a widely recognized, broad-based index of large-capitalization U.S. companies representing a significant portion of the overall U.S. equity market. Brandywine considers an index to be an LC Index if at least 80% of the index’s total market capitalization is comprised of large-cap U.S. equity securities. The other ETFs that the Fund invests in primarily have an objective to track the performance of a particular LC Index. The Fund may also invest in index futures contracts based on an LC Index, and from time to time the Fund may borrow for investment purposes to achieve the target equity exposure.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual large-cap U.S. equity securities where the risk, return and other characteristics of such portfolio are expected to closely resemble the risk, return and other characteristics of a particular LC Index. The Equity Strategy is designed to provide the Fund with approximately 100% notional exposure to large-cap U.S. equity securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on an LC Index. The aggregate notional (face) value of the put options is generally expected to represent approximately 45% of the Fund’s total portfolio value. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

The Fund’s use of put options is designed to provide a measure of downside mitigation during periods of market declines. The level of protection achieved will vary based on market conditions, option pricing, strike levels, and the timing of option purchases. Accordingly, the Fund does not seek to provide complete protection against losses, but instead seeks to achieve partial downside protection generally corresponding to the notional exposure of the put options held in the portfolio.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to a range of global asset classes. These exposures are obtained through futures on currencies, interest rates, equity indices, and commodities, including metals, energy, and agricultural products. The Return Driver Diversifier Portfolio’s investments are tied to developed and, to a lesser extent, emerging markets, and therefore may be subject to risks associated with emerging markets. The Fund defines “emerging markets” to include the economies of a developing country that is transitioning toward greater economic growth, industrialization, and integration into global markets, but has not yet reached the full economic and institutional maturity of a developed economy. As of October 2026, Registrant considers the following to be emerging markets: China, India, Taiwan, South Korea, Saudi Arabia, South Africa, United Arab Emirate, Brazil, Poland, Indonesia, Vietnam, Philippines, Thailand, Malaysia, Turkey, Mexico, Argentina, Colombia, Peru, Egypt, Nigeria, Kenya, and Ghana. The Return Driver Diversifier Portfolio does not invest directly in individual equity or fixed income securities. The Return Diversifier Portfolio will obtain its equity exposure through futures and equity indices and will obtain its fixed income exposure through interest rate futures, which reference government securities and yield curves across various maturities and geographies. The Return Driver Diversifier Portfolio systematically allocates across a broad set of trading strategies, representing approximately three dozen quantitative approaches that evaluate opportunities across more than 100 global futures markets.

The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount that may help offset the options premiums from the Protection Strategy, however there can be no assurance that the Return Driver Diversifier Portfolio will achieve this objective. The Return Driver Diversifier Portfolio is also intended to provide low correlation and volatility when compared to the Fund’s core exposure to large-cap U.S. equity securities. Its performance may vary across different market environments, and it is not possible to predict with precision how it will perform under specific or varying market conditions.

The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Subsidiary will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Fund. The Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of the Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes.

For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to large-cap U.S. companies. The Fund counts the notional value of any options invested in as part of the Protection Strategy and the notional value of any futures contracts invested in as part of the Equity Strategy towards compliance with the 80% policy noted above.

The Fund generally holds between 40 and 130 different portfolio holdings.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to large-cap U.S. companies.
Brandywine Large Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to equity securities of large-cap U.S. companies that are included on the Russell 1000 Growth Index (“large-cap U.S. growth securities”) (“Equity Strategy”). While the Fund obtains this exposure primarily through investment in other ETFs, rather than through direct investments in individual equity securities, initially it may be seeded and invested primarily in individual equity securities. The Fund considers large-cap U.S. companies to be those companies listed or domiciled in the U.S. with a market capitalization of $10 billion or more at the time of purchase. In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), has determined are most closely correlated with the Fund’s Equity Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation and volatility relative to the Fund’s core exposure to large-cap U.S. growth securities (the “Return Driver Diversifier Portfolio”).

For the Equity Strategy, the Fund primarily invests in other ETFs that provide exposure to the Russell 1000 Growth Index. . The other ETFs that the Fund invests in primarily have an objective to track the performance of the Russell 1000 Growth Index. The Fund may also invest in index futures contracts based on the Russell 1000 Growth Index, and from time to time the Fund may borrow for investment purposes to achieve the target equity exposure.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual “large-cap U.S. growth securities” where the risk, return and other characteristics of such portfolio are expected to closely resemble the risk, return and other characteristics of a the Russell 1000 Growth Index. The Equity Strategy is designed to provide the Fund with approximately 100% notional exposure to large-cap U.S. growth securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on the Russell 1000 Growth Index. These put options seek to provide some downside protection for the Fund in a declining market. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to various global asset classes, including currencies, fixed income securities, equities and commodities. The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount sufficient to offset the options premiums from the Protection Strategy, with low correlation and volatility when compared to the Fund’s core exposure to large-cap U.S. growth securities. The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

With respect to its investments in other ETFs, the Fund will consider an eligible ETF to have growth characteristics (“Large-Cap Growth ETF”) if it: (i) has a policy to invest at least 80% of its net assets in companies included on the Russell 1000 Growth Index; or (ii) has an investment objective to track the returns of the Russell 1000 Growth Index. In the case of direct investments, Brandywine will consider a company to be a “large-cap U.S. growth security” if it is included on the Russell 1000 Growth Index at the time the Fund acquires the direct investment.

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Fund will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Fund. The Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of the Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes.

For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to “large-cap U.S. growth securities” directly or through Large-Cap Growth ETFs. The Fund counts the notional value of any options invested in as part of the Protection Strategy and the notional value of any futures contracts invested in as part of the Equity Strategy towards compliance with the 80% policy noted above.

The Fund generally holds between 40 and 130 different portfolio holdings.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to “large-cap U.S. growth securities” directly or through Large-Cap Growth ETFs.
Brandywine Large Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to equity securities of large-cap U.S. companies that are included on the Russell 1000 Value Index (“large-cap U.S. value securities”) (“Equity Strategy”). The Fund considers large-cap U.S. companies to be those companies listed or domiciled in the U.S. with a market capitalization of $10 billion or more at the time of purchase. In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), has determined are most closely correlated with the Fund’s Equity Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation and volatility relative to the Fund’s core exposure to large-cap U.S. value securities (the “Return Driver Diversifier Portfolio”).

For the Equity Strategy, the Fund primarily invests in other ETFs that provide exposure to the Russell 1000 Value. The other ETFs that the Fund invests in primarily have an objective to track the performance of the Russell 1000 Value Index. The Fund may also invest in index futures contracts based on the Russell 1000 Value Index, and from time to time the Fund may borrow for investment purposes to achieve the target equity exposure.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual large-cap U.S. value securities where the risk, return and other characteristics of such portfolio are expected to closely resemble the risk, return and other characteristics of a particular LC Value Index. The Equity Strategy is designed to provide the Fund with approximately 100% notional exposure to large-cap U.S. value securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on the Russell 1000 Value Index. These put options seek to provide some downside protection for the Fund in a declining market. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to various global asset classes, including currencies, fixed income securities, equities and commodities. The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount sufficient to offset the options premiums from the Protection Strategy, with low correlation and volatility when compared to the Fund’s core exposure to large-cap U.S. value securities. The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

With respect to its investments in other ETFs, the Fund will consider an eligible ETF to have value characteristics (“Large-Cap Value ETF”) if the ETF: (i) has a policy to invest at least 80% of its net assets in companies included on the Russell 1000 Value Index; or (ii) has an investment objective to track the returns of the Russell 1000 Value Index. In the case of direct investments, Brandywine will consider a company to have value characteristics if it is a holding of a Value ETF or included on the Russell 1000 Value Index at the time the Fund acquires the direct investment.

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Fund’s Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Fund will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Funds. Each Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of each Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes. For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary

Other Fund Attributes

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to “large-cap U.S. value securities” directly or through Large-Cap Value ETFs. The Fund counts the notional value of any options invested in as part of the Protection Strategy and the notional value of any futures contracts invested in as part of the Equity Strategy towards compliance with the 80% policy noted above.

The Fund generally holds between 40 and 130 different portfolio holdings.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to “large-cap U.S. value securities” directly or through Large-Cap Value ETFs.
Brandywine Small Cap ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to equity securities of small-cap U.S. companies (“small-cap U.S. equity securities”) (“Equity Strategy”). The Fund considers small-cap U.S. companies to be those companies listed or domiciled in the U.S. with a market capitalization less than $4 billion at the time of purchase. In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), has determined are most closely correlated with the Fund’s Equity Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation and volatility relative to the Fund’s core exposure to small-cap U.S. equity securities (the “Return Driver Diversifier Portfolio”).

For the Equity Strategy, the Fund primarily invests in other ETFs that provide exposure to an index comprised of small-cap U.S. equity securities (each, an “SC Index”). Brandywine considers an index to be an SC Index if at least 80% of the index’s total market capitalization is comprised of small-cap U.S. equity securities. The other ETFs that the Fund invests in primarily have an objective to track the performance of a particular SC Index. The Fund may also invest in index futures contracts based on an SC Index, and from time to time the Fund may borrow for investment purposes to achieve the target equity exposure.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual small-cap U.S. equity securities where the risk, return and other characteristics of such portfolio are expected to closely resemble the risk, return and other characteristics of a particular SC Index. The Equity Strategy is designed to provide the Fund with approximately 100% notional exposure to small-cap U.S. equity securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on an SC Index. These put options seek to provide some downside protection for the Fund in a declining market. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to various global asset classes, including currencies, fixed income securities, equities and commodities. The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount sufficient to offset the options premiums from the Protection Strategy, with low correlation and volatility when compared to the Fund’s core exposure to small-cap U.S. equity securities. The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Fund’s Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Fund will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Funds. Each Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of each Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes.

For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to small-cap U.S. companies. The Fund counts the notional value of any options invested in as part of the Protection Strategy and the notional value of any futures contracts invested in as part of the Equity Strategy towards compliance with the 80% policy noted above.

The Fund generally holds between 40 and 130 different portfolio holdings.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to small-cap U.S. companies.
Brandywine Small Cap Growth ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to equity securities of small-cap U.S. companies that are included on the Russell 2000 Growth Index (“small-cap U.S. growth securities”) (“Equity Strategy”). The Fund considers small-cap U.S. companies to be those companies listed or domiciled in the U.S. with a market capitalization less than $4 billion at the time of purchase. In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), has determined are most closely correlated with the Fund’s Equity Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation and volatility relative to the Fund’s core exposure to small-cap U.S. growth securities (the “Return Driver Diversifier Portfolio”).

For the Equity Strategy, the Fund primarily invests in other ETFs that provide exposure to the Russell 2000 Growth Index. The other ETFs that the Fund invests in primarily have an objective to track the performance of the Russell 2000 Growth Index. The Fund may also invest in index futures contracts based on the Russell 2000 Growth Index, and from time to time the Fund may borrow for investment purposes to achieve the target equity exposure.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual small-cap U.S. growth securities that are included on the Russell 2000 Growth Index. The Equity Strategy is designed to provide the Fund with approximately 100% notional exposure to small-cap U.S. growth securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on the Russell 2000 Growth Index. These put options seek to provide some downside protection for the Fund in a declining market. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to various global asset classes, including currencies, fixed income securities, equities and commodities. The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount sufficient to offset the options premiums from the Protection Strategy, with low correlation and volatility when compared to the Fund’s core exposure to small-cap U.S. growth securities. The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

With respect to its investments in other ETFs, the Fund will consider an eligible ETF to have growth characteristics (“Small-Cap Growth ETF”) if it: (i) has a policy to invest at least 80% of its net assets in companies included on the Russell 2000 Growth Index; or (ii) has an investment objective to track the returns of the Russell 2000 Growth Index. In the case of direct investments, Brandywine will consider a company to have growth characteristics if it is included on the Russell 2000 Growth Index at the time the Fund acquires the direct investment.

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Fund’s Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Fund will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Funds. Each Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of each Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes.

For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to “small-cap U.S. growth securities” directly or through Small-Cap Growth ETFs. The Fund counts the notional value of any options invested in as part of the Protection Strategy and the notional value of any futures contracts invested in as part of the Equity Strategy towards compliance with the 80% policy noted above.

The Fund generally holds between 40 and 130 different portfolio holdings.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to “small-cap U.S. growth securities” directly or through Small-Cap Growth ETFs.
Brandywine Small Cap Value ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to equity securities of small-cap U.S. companies that are included on the Russell 2000 Value Index (“small-cap U.S. value securities”) (“Equity Strategy”). The Fund considers small-cap U.S. companies to be those companies listed or domiciled in the U.S. with a market capitalization less than $4 billion at the time of purchase. In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), has determined are most closely correlated with the Fund’s Equity Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation and volatility relative to the Fund’s core exposure to small-cap U.S. value securities (the “Return Driver Diversifier Portfolio”).

For the Equity Strategy, the Fund primarily invests in other ETFs that provide exposure to the Russell 2000 Value Inex. Brandywine notes that the Russell 2000 Value Index’s total market capitalization is comprised of small-cap U.S. value securities. The other ETFs that the Fund invests in primarily have an objective to track the performance of the Russell 2000 Value Index. The Fund may also invest in index futures contracts based on the Russell 2000 Value Index, and from time to time the Fund may borrow for investment purposes to achieve the target equity exposure.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual small-cap U.S. value securities where the risk, return and other characteristics of such portfolio are expected to closely resemble the risk, return and other characteristics of the Russell 2000 Value Index. The Equity Strategy is designed to provide the Fund with approximately 100% notional exposure to small-cap U.S. value securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on the Russell 2000 Value Index. These put options seek to provide some downside protection for the Fund in a declining market. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to various global asset classes, including currencies, fixed income securities, equities and commodities. The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount sufficient to offset the options premiums from the Protection Strategy, with low correlation and volatility when compared to the Fund’s core exposure to small-cap U.S. value securities. The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

With respect to its investments in other ETFs, the Fund will consider an eligible ETF to have value characteristics (“Small-Cap Value ETF”) if the ETF: (i) has a policy to invest at least 80% of its net assets in companies included on the Russell 2000 Value Index; or (ii) has an investment objective to track the returns of the Russell 2000 Value Index. In the case of direct investments, Brandywine will consider a company to be a small-cap U.S. value company if it is included on the Russell 2000 Value Index at the time the Fund acquires the direct investment.

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Fund’s Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Fund will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Funds. Each Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of each Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes.

For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to “small-cap U.S. value securities” directly or through Small-Cap Value ETFs. The Fund counts the notional value of any options invested in as part of the Protection Strategy and the notional value of any future contracts invested in as part of the Equity Strategy towards compliance with the 80% policy noted above.

The Fund generally holds between 40 and 130 different portfolio holdings.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to “small-cap U.S. value securities” directly or through Small-Cap Value ETFs.
Brandywine International ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to equity securities of large- and mid-cap companies located in developed markets around the world, excluding the United States and Canada (“international equity securities”) (“Equity Strategy”). Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), considers a company to be located in a country if the company has been organized under the laws of, has its principal offices in, or has its securities principally traded in, the country, or if the company derives at least 50% of its revenues or net profits from, or has at least 50% of its assets or production capacities in, the country. In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine has determined are most closely correlated with the Fund’s Equity Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation and volatility relative to the Fund’s core exposure to international equity securities (the “Return Driver Diversifier Portfolio”).

For the Equity Strategy, the Fund primarily invests in other ETFs that provide exposure to an index comprised of equity securities of companies located in developed markets outside the United States and Canada (each, an “IE Index”). The other ETFs that the Fund invests in primarily have an objective to track the performance of a particular IE Index. The Fund may also invest in index futures contracts based on an IE Index, and from time to time the Fund may borrow for investment purposes to achieve the target equity exposure.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual international equity securities where the risk, return and other characteristics of such portfolio are expected to closely resemble the risk, return and other characteristics of a particular IE Index. The Equity Strategy is designed to provide the Fund with approximately 100% notional exposure to international equity securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on an IE Index. These put options seek to provide some downside protection for the Fund in a declining market. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to various global asset classes, including currencies, fixed income securities, equities and commodities. The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount sufficient to offset the options premiums from the Protection Strategy, with low correlation and volatility when compared to the Fund’s core exposure to international equity securities. The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Fund’s Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Fund will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Funds. Each Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of each Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes.

For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

The Fund generally holds between 40 and 130 different portfolio holdings.

Brandywine Core Bond ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to investment grade U.S. fixed income securities (“U.S. fixed-income securities”) (“Bond Strategy”). In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), has determined are most closely correlated with the Fund’s Bond Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation relative to the Fund’s core exposure to U.S. fixed-income securities (the “Return Driver Diversifier Portfolio”).

For the Bond Strategy, the Fund primarily invests in other ETFs that provide exposure to an index comprised of U.S. fixed-income securities (each, a “USFI Index”). Brandywine considers an index to be a USFI Index if at least 80% of the index’s total market capitalization is comprised of U.S. fixed-income securities. Such indices are generally widely recognized benchmarks of investment-grade fixed income securities and include a broad range of holdings, such as U.S. Treasuries, agency mortgage-backed securities, investment-grade corporate bonds and other securitized assets (e.g., asset-backed and commercial mortgage-backed securities). In certain cases, such indices may also include global investment-grade fixed income securities, including both U.S. and non-U.S. government and corporate issuers, and may provide exposure to multiple currencies and geographic regions. These securities are typically U.S. dollar-denominated (except where non-U.S. exposure is included) and exhibit intermediate duration characteristics. For purposes of this Prospectus, “investment grade” refers to securities rated BBB- or higher by a nationally recognized statistical rating organization, or deemed by Brandywine to be of comparable credit quality. The other ETFs that the Fund invests in primarily have an objective to track the performance of a particular USFI Index. The Fund may also invest in index futures contracts based on a USFI Index, and from time to time the Fund may borrow for investment purposes to achieve the target bond exposure.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual U.S. fixed-income securities where the risk, return and other characteristics of such portfolio are expected to closely resemble the risk, return and other characteristics of a particular USFI Index. The Bond Strategy is designed to provide the Fund with approximately 100% notional exposure to U.S. fixed-income securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on a USFI Index. These put options seek to provide some downside protection for the Fund in a declining market. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to various global asset classes, including currencies, fixed income securities, equities and commodities. The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount sufficient to offset the options premiums from the Protection Strategy, with low correlation when compared to the Fund’s core exposure to U.S. fixed-income securities. The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Fund’s Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Fund will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Funds. Each Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of each Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes.

For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to bonds and other fixed-income securities. The Fund counts the notional value of any options invested in as part of the Protection Strategy and the notional value of any futures contracts invested in as part of the Bond Strategy towards compliance with the 80% policy noted above.

The Fund generally holds between 40 and 130 different portfolio holdings.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (including any borrowings for investment purposes) in securities and instruments that provide exposure to bonds and other fixed-income securities.
Brandywine Diversified Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Core Strategy

The Fund, an actively-managed exchange-traded fund (“ETF”), seeks to achieve its investment objective by providing broad-based exposure to a portfolio of fixed-income securities issued or guaranteed by U.S. and foreign (including those located in emerging market countries) governmental or private-sector entities (“global fixed-income securities”) (“Bond Strategy”). In addition, the Fund seeks to provide risk-managed downside protection by purchasing put options on indices that Brandywine Asset Management, Inc., the Fund’s investment adviser (the “Adviser” or “Brandywine”), has determined are most closely correlated with the Fund’s Bond Strategy and therefore offer the best downside protection for the Fund (“Protection Strategy”). Finally, the Fund seeks to offset the cost of the purchased put options utilized by the Protection Strategy by investing in a portfolio of futures contracts broadly diversified across multiple trading strategies and global asset classes, together designed to provide modest returns with low correlation relative to the Fund’s core exposure to global fixed-income securities (the “Return Driver Diversifier Portfolio”).

For the Bond Strategy, the Fund primarily invests in other ETFs that provide exposure to an index comprised of global fixed-income securities (each, a “GFI Index”). Brandywine considers an index to be a GFI Index if at least 80% of the index’s total market capitalization is comprised of global fixed-income securities. The other ETFs that the Fund invests in primarily have an objective to track the performance of a particular GFI Index. The Fund may also invest in index futures contracts based on a GFI Index, and from time to time the Fund may borrow for investment purposes to achieve the target bond exposure. The Bond Strategy includes exposure to fixed-income securities rated below investment grade (i.e., “high-yield” or “junk” bonds), which are speculative.

When Brandywine determines it is in the best interests of the Fund, the Fund may also invest directly in a portfolio of individual global fixed-income securities where the risk, return and other characteristics of such portfolio are expected to closely resemble the risk, return and other characteristics of a particular GFI Index. The Bond Strategy is designed to provide the Fund with approximately 100% notional exposure to global fixed-income securities, though this exposure amount may fluctuate over time.

For the Protection Strategy, the Fund typically purchases out-of-the-money put options on a GFI Index. These put options seek to provide some downside protection for the Fund in a declining market. When purchasing put options, the Fund pays a premium in exchange for the downside protection offered by the options.

For the Return Driver Diversifier Portfolio, the Fund invests in a portfolio of actively traded futures contracts providing long and short exposure to various global asset classes, including currencies, fixed income securities, equities and commodities. The Return Driver Diversifier Portfolio seeks to provide absolute returns over time in an amount sufficient to offset the options premiums from the Protection Strategy, with low correlation when compared to the Fund’s core exposure to global fixed-income securities. The investment process for the Return Driver Diversifier Portfolio, implemented by the Adviser, is to evaluate each asset class individually and to identify trading strategies for each that the Adviser believes will offer the best opportunity for the Fund to achieve its investment objective.

The Adviser uses a variety of trading strategies to select the positions held and traded in the Return Driver Diversifier Portfolio. These include trading strategies based on market fundamentals (e.g., analysis of specific market or broad economic and political trends to make investment decisions across various asset classes), investor sentiment (e.g., basing investment decisions on the overall investor mood), arbitrage opportunities (e.g., investment opportunities arising from market mispricings or volatility caused by both market-specific and/or significant, large-scale economic or political events) and momentum (e.g., strategies that seek to capitalize on the continuation of existing price trends in financial and other assets).

Cayman Subsidiary

The Fund intends to gain exposure to certain futures contracts indirectly through a wholly-owned Cayman Islands subsidiary (the “Subsidiary”) that is advised by the Fund’s Adviser and is not registered as an investment company under the 1940 Act. The Fund and the Subsidiary operate on an integrated basis. The Fund will follow the same compliance policies and procedures as the Fund. The Fund complies with the provisions of the 1940 Act governing investment policies and restrictions, including as set forth in Section 8 of the 1940 Act, on an aggregated basis with the Subsidiary. The Fund will comply with the provisions of the 1940 Act governing capital structure and leverage provisions, including as set forth in Section 18 of the 1940 Act, on an aggregated basis with the Subsidiary. For purposes of determining compliance with Section 18, the Fund treats the assets, liabilities, indebtedness, and other obligations of the Subsidiary as if they were those of the Fund. As investment adviser to the Subsidiary, the Adviser complies with the provisions of the 1940 Act governing investment advisory agreements, including Section 15 of the 1940 Act, in a manner consistent with the obligations applicable to an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Board will oversee the Adviser’s management of the Subsidiary in substantially the same manner as it oversees the Adviser’s management of the Funds. Each Subsidiary will comply with the provisions of the 1940 Act relating to affiliated transactions and custody, including as set forth in Section 17 of the 1940 Act. The assets of each Subsidiary will be maintained in the custody of the Fund’s custodian, UMB Bank, N.A. and the Subsidiary’s custody arrangements will be subject to the same oversight and controls applicable to the Fund.

The Fund may invest up to 25% of its total assets in the Subsidiary, tested at the end of each fiscal quarter. The Subsidiary will generally invest in investments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in such investments. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. Because the value of the Subsidiary must not exceed 25% of the Fund’s value at the close of any quarter, the Subsidiary may need to sell assets as a quarter end approaches and pay a dividend to the Fund. This dividend will constitute qualifying income for RIC purposes.

For financial reporting purposes, the financial statements of the Subsidiary will be consolidated with the financial statements of the Fund. Except as otherwise noted, for purposes of this Prospectus, references to the Fund’s investments include the Fund’s indirect investments through the Subsidiary.

Other Fund Attributes

The Fund generally holds between 40 and 130 different portfolio holdings.